FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth the underlying investments in the Plan as of December 31, 2025:

	Total Investments	Fair Value Measurements
		Level 1	Level 2	Level 3
Investments at fair value
Mutual funds	$1,384,170	$1,384,170	$—	$—
Self-directed brokerage accounts	24,346,250	24,346,250	—	—
VF Corporation Common Stock fund	10,457,080	10,457,080	—	—
Total plan investments in the fair value hierarchy	$36,187,500	$36,187,500	$—	$—
Fair value measured at net asset value
Collective investment trusts (a)	1,097,994,077
Total plan investments measured at fair value	$1,134,181,577
The following table sets forth the underlying investments in the Plan as of December 31, 2024:

	Total Investments	Fair Value Measurements
		Level 1	Level 2	Level 3
Investments at fair value
Mutual funds	$1,200,325	$1,200,325	$—	$—
Self-directed brokerage accounts	24,025,807	24,025,807	—	—
VF Corporation Common Stock fund	14,285,509	14,285,509	—	—
Total plan investments in the fair value hierarchy	$39,511,641	$39,511,641	$—	$—
Fair value measured at net asset value
Collective investment trusts (a)	1,008,855,522
Total plan investments measured at fair value	$1,048,367,163
(a)Participant transactions (purchases and sales) may occur daily. Redemptions for collective investment trusts are permitted with no other restrictions or notice periods and there are no unfunded commitments.